Cover	Feb. 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 06, 2024
Entity File Number	001-41209
Entity Registrant Name	SENSASURE TECHNOLOGIES INC.
Entity Central Index Key	0001885336
Entity Tax Identification Number	87-2406468
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4730 S. Fort Apache Rd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89147
City Area Code	347
Local Phone Number	325-4677
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SSTC
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false